Stock-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2011
Analysis Of Shares Available For Grant

An analysis of shares available for grant is as follows:

	Available for Grant
	2011	2010	2009
Balance at January 1	255,263	1,724,540	3,205,209
Approval of Torchmark Corporation 2011 Incentive Plan*	7,950,000
Cancellation of available shares from prior plans	(229,333)	0	0
Expired and forfeited during year	0	26,269	37,500
Options granted during year	(1,338,013)	(1,358,175)	(1,393,275)
Restricted stock granted under the Torchmark Corporation 2011 Incentive Plan (counted as 3.1 options per grant)*	(519,558)
Restricted stock and restricted stock units granted during the year under previous plans	(19,017)	(137,371)	(124,894)

Balance at December 31	6,099,342	255,263	1,724,540

* Plan allows for grant of restricted stock such that each stock grant reduces 3.1 options available for grant

Summary Of Stock Compensation Activity

A summary of stock compensation activity for each of the years in the three years ended December 31, 2011 is presented below:

	2011	2010	2009
Stock-based compensation expense recognized*	$14,954	$11,848	$9,860
Tax benefit recognized	5,234	4,147	3,451
Weighted-average grant-date fair value of options granted	15.48	10.35	3.67
Intrinsic value of options exercised	40,991	12,102	1,088
Cash received from options exercised	162,613	37,863	4,430
Actual tax benefit received from exercises	14,347	4,236	381

* No stock-based compensation expense was capitalized in any period.

Analysis Of Option Activity

An analysis of option activity for each of the three years ended December 31, 2011 is as follows:

	2011		2010		2009
	Options	Weighted Average Exercise Price	Options	Weighted Average Exercise Price	Options	Weighted Average Exercise Price
Outstanding-beginning of year	15,185,729	$34.09	15,509,978	$34.04	14,581,461	$35.60
Granted	1,338,013	44.37	1,358,175	30.86	1,393,275	16.03
Exercised	(4,829,892)	33.67	(1,273,598)	29.73	(189,258)	23.41
Expired and forfeited	(73,425)	39.17	(408,826)	35.05	(275,500)	32.88
Adjustment due to 7/1/11 stock split	(32)	32.96	0	0.00	0	0.00

Outstanding-end of year	11,620,393	$35.42	15,185,729	$34.09	15,509,978	$34.04

Exercisable at end of year	8,265,818	$36.28	11,830,076	$36.10	12,384,363	$34.98

Summary Of Restricted Stock And Restricted Stock Units Granted

Executive grants vest over five years and director grants vest over six months.

	2011	2010	2009
Executives restricted stock:
Shares	167,250	112,500	113,250
Price per share	$44.39	$30.87	$15.67
Aggregate value	$7,424	$3,473	$1,774
Percent vested as of 12/31/11	0%	20%	40%

Directors restricted stock:
Shares	6,303	9,423	1,810
Price per share	$40.45	$30.85	$29.93
Aggregate value	$255	$291	$54
Percent vested as of 12/31/11	100%	100%	100%

Directors restricted stock units (including dividend equivalents):
Shares	13,063	15,443 *	9,831
Price per share	$40.49	$29.95	$29.76
Aggregate value	$529	$463	$293
Percent vested as of 12/31/11	100%	100%	100%

* 2,013 shares at $29.84 per share were later forfeited in 2010.

Analysis Of Unvested Restricted Stock

An analysis of unvested restricted stock is as follows:

	Executives Restricted Stock	Directors Restricted Stock	Total

2009:
Balance at January 1, 2009	117,450	0	117,450
Grants	113,250	1,810	115,060
Restriction lapses	(27,450)	(1,810)	(29,260)

Balance at December 31, 2009	203,250	0	203,250

2010:
Grants	112,500	9,423	121,923
Restriction lapses	(71,100)	(9,423)	(80,523)
Forfeitures	(7,500)	0	(7,500)

Balance at December 31, 2010	237,150	0	237,150

2011:
Grants	167,250	6,303	173,553
Restriction lapses	(72,600)	(6,303)	(78,903)
Forfeitures	(4,800)	0	(4,800)

Balance at December 31, 2011	327,000	0	327,000

Schedule Of Additional Information Of Stock-Based Compensation

Additional information about Torchmark’s stock-based compensation as of December 31, 2011 and 2010 is as follows:

	2011	2010
Outstanding options:
Weighted-average remaining contractual term (in years)	2.95	2.85
Aggregate intrinsic value	$94,270	$94,086

Exercisable options:
Weighted-average remaining contractual term (in years)	1.89	2.16
Aggregate intrinsic value	$59,097	$49,810

Unrecognized compensation*	$30,299	$17,077
Weighted average period of expected recognition (in years)*	1.68	1.33

*	Includes restricted stock

Schedule Of Additional Information On Unvested Options

Additional information concerning Torchmark’s unvested options is as follows at December 31:

	2011	2010
Number of shares outstanding	3,354,575	3,355,653
Weighted-average exercise price (per share)	$33.30	$27.01
Weighted-average remaining contractual term (in years)	5.55	5.28
Aggregate intrinsic value	$35,173	$44,276

Summary Of Options Outstanding

The following table summarizes information about stock options outstanding at December 31, 2011.

	Options Outstanding			Options Exercisable
Range of Exercise Prices	Number Outstanding	Weighted- Average Remaining Contractual Life (Years)	Weighted- Average Exercise Price	Number Exercisable	Weighted- Average Exercise Price
$15.67 - $15.67	1,086,231	4.13	$15.67	431,969	$15.67
22.03 - 30.40	1,244,673	1.85	28.49	1,226,486	28.50
30.87 - 36.33	1,401,238	4.86	31.11	71,188	35.51
36.51 - 36.51	1,859,229	0.34	36.51	1,859,229	36.51
36.70 - 37.20	1,005,845	1.05	37.00	994,084	37.00
37.49 - 40.45	1,134,413	2.97	37.69	1,125,948	37.68
41.79 - 41.79	1,270,873	3.13	41.79	1,270,873	41.79
42.47 - 43.06	1,130,041	1.99	42.78	1,130,041	42.78
44.39 - 45.45	1,487,850	6.32	44.50	156,000	45.45

$15.67 - $45.45	11,620,393	2.95	$35.42	8,265,818	$36.28